	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2022

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 93.68%
	Consumer Discretionary - Consumer Services -- 4.30%
4,730	Chipotle Mexican Grill, Inc.*	$6,562,828
28,890	Domino's Pizza, Inc.	10,007,496
251,430	Service Corporation International	17,383,870
244,745	Wendy's Company	5,538,579
		39,492,773

	Consumer Discretionary - Retailing -- 7.24%
52,660	Burlington Stores, Inc.*	10,677,342
135,195	CarMax, Inc.*	8,232,024
31,015	O'Reilly Automotive, Inc.*	26,177,590
45,450	Ulta Beauty Inc.*	21,319,231
		66,406,187

	Consumer Staples - Food & Staples Retailing -- 1.95%
269,706	BJ's Wholesale Club Holdings, Inc.*	17,843,749

	Consumer Staples - Food Beverage & Tobacco -- 3.99%
69,500	Constellation Brands, Inc. Class A	16,106,625
229,681	Lamb Weston Holdings, Inc.	20,524,294
		36,630,919

	Financials - Banks -- 2.64%
289,157	Citizens Financial Group, Inc.	11,384,111
270,665	Webster Financial Corporation	12,813,281
		24,197,392

	Financials - Diversified Financials -- 3.00%
138,050	Northern Trust Corporation	12,216,044
143,155	Raymond James Financial, Inc.	15,296,112
		27,512,156

	Health Care - Health Care Equipment & Services -- 11.25%
42,225	Cooper Companies, Inc.	13,962,541
209,455	Globus Medical Inc Class A*	15,556,223
138,310	Hologic, Inc.*	10,346,971
47,896	Insulet Corporation*	14,100,103
159,688	LivaNova Plc*	8,869,072
64,960	ResMed Inc.	13,520,125
82,515	STERIS Plc	15,239,695
72,095	Veeva Systems Inc Class A*	11,634,691
		103,229,421

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 7.41%
49,051	Charles River Laboratories International, Inc.*	10,688,213
75,840	IQVIA Holdings Inc*	15,538,858
11,990	Mettler-Toledo International Inc.*	17,330,946
99,020	PerkinElmer, Inc.	13,884,584
589,160	Stevanato Group SpA	10,587,205
		68,029,806

	Industrials - Capital Goods -- 14.34%
127,500	AMETEK, Inc.	17,814,300
234,370	Fastenal Company	11,090,388
238,700	Fortive Corp.	15,336,475
70,000	IDEX Corporation	15,983,100
61,005	L3Harris Technologies Inc	12,701,851
45,300	Lennox International Inc.	10,837,119
77,500	Nordson Corporation	18,423,300
197,850	A. O. Smith Corporation	11,324,934
181,487	Westinghouse Air Brake Technologies
	Corporation	18,114,217
		131,625,684

	Industrials - Commercial & Professional Services -- 6.25%
240,000	IAA, Inc.*	9,600,000
121,710	Republic Services, Inc.	15,699,373
240,500	TransUnion	13,648,375
104,510	Verisk Analytics Inc	18,437,654
		57,385,402

	Industrials - Transportation -- 1.68%
54,405	Old Dominion Freight Line, Inc.	15,439,051

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.29%
213,950	Microchip Technology Incorporated	15,029,987
171,810	Power Integrations, Inc.	12,322,213
132,320	Skyworks Solutions, Inc.	12,058,322
		39,410,522

	Information Technology - Software & Services -- 17.68%
89,700	Broadridge Financial Solutions, Inc.	12,031,461
87,495	CrowdStrike Holdings, Inc. Class A*	9,212,349
89,040	CyberArk Software Ltd.*	11,544,036
363,833	Dynatrace, Inc.*	13,934,804
158,070	Elastic NV*	8,140,605
66,065	FLEETCOR Technologies, Inc.*	12,134,819
48,940	Gartner, Inc.*	16,450,692
81,867	Jack Henry & Associates, Inc.	14,372,571
167,220	Okta, Inc. Class A*	11,426,143
112,575	Palo Alto Networks, Inc.*	15,708,715

74,715	Paylocity Holding Corp.*	14,514,136
125,045	PTC Inc.*	15,010,402
159,487	Twilio, Inc. Class A*	7,808,483
		162,289,216

	Information Technology - Technology Hardware & Equipment -- 3.37%
103,625	CDW Corp.	18,505,353
31,030	Teledyne Technologies Incorporated*	12,409,207
		30,914,560

	Materials - Materials -- 2.96%
93,725	AptarGroup, Inc.	10,307,876
96,460	Vulcan Materials Company	16,891,111
		27,198,987

	Real Estate - Real Estate -- 1.33%
158,175	CBRE Group, Inc. Class A*	12,173,148

	TOTAL COMMON STOCKS
	(cost $506,523,425)	859,778,973

SHORT-TERM INVESTMENTS -- 6.36%
	U.S. Government Securities -- 5.43%
$10,000,000	U.S. Treasury Bills 01/05/2023, 1.475%	9,997,981
10,000,000	U.S. Treasury Bills 01/19/2023, 3.096%	9,983,911
10,000,000	U.S. Treasury Bills 02/02/2023, 3.521%	9,968,272
10,000,000	U.S. Treasury Bills 02/21/2023, 3.993%	9,943,425
10,000,000	U.S. Treasury Bills 03/02/2023, 4.114%	9,931,707
		49,825,296

	Money Market Fund -- 0.93%
8,531,908	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 4.08%	8,531,908

	TOTAL SHORT-TERM INVESTMENTS
	(cost $58,348,433)	58,357,204

	TOTAL INVESTMENTS
	(cost $564,871,858) -- 100.04%	918,136,177

	LIABILITIES, NET OF OTHER ASSETS -- (0.04)%	(351,420)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) -- 100%	$917,784,757

*	Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$859,778,973
Money Market Fund	8,531,908
Level 2
U.S. Government Securities	49,825,296
Level 3
None	—
Total	$918,136,177

(1) See Schedule above for further detail by industry.